Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 135.0%

New Jersey — 131.6%

Corporate — 3.7%
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	$650	$699,049
New Jersey EDA, RB:
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	795	879,548
State House Project, Series B, Remark 10, 5.00%, 06/15/43	1,235	1,408,221
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,770	3,137,468
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,500	7,522,575
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,210,575
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	810	949,992

		17,807,428

County/City/Special District/School District — 15.4%
Borough of Edgewater New Jersey Board of Education, GO, Refunding (AGM)(a):
4.25%, 03/01/20	1,535	1,550,442
4.25%, 03/01/20	1,600	1,616,096
4.30%, 03/01/20	1,670	1,687,067
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	12,030,306
5.25%, 11/01/44	3,755	4,053,222
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,940,465
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/32	2,210	2,216,144
5.00%, 07/01/33	670	671,856
5.00%, 07/01/35	595	596,624
5.00%, 07/01/37	705	706,889
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	1,700	1,719,278
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	325,605

Security	Par (000)	Value

County/City/Special District/School District (continued)
5.50%, 10/01/28	$4,840	$6,440,588
County of Hudson New Jersey Improvement Authority, RB, CAB, Series A-1 (NPFGC), 0.00%, 12/15/32(b)	1,000	720,660
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,470
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC), 5.00%, 12/01/19	5	5,013
County of Union New Jersey, GO, Refunding, 4.00%, 03/01/21(a):	11,425	11,852,867
Ewing Township Board of Education, GO:
4.00%, 07/15/38	1,470	1,653,824
4.00%, 07/15/39	1,330	1,492,859
New Jersey EDA, RB, School Facilities Construction, Series EEE, 5.00%, 06/15/43	5,395	6,136,111
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC)(c):
5.50%, 03/01/21	7,430	7,846,377
5.50%, 03/01/22	4,200	4,608,156

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/33	$1,175	$1,326,375

		73,698,294

Education — 23.4%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	1,985	2,277,787
Series A, 5.00%, 07/01/31	1,950	2,280,954
Series A, 5.00%, 07/01/32	1,775	2,070,538
Series A, 5.00%, 07/01/33	2,250	2,622,397
Series A, 5.00%, 07/01/34	1,200	1,396,440
New Jersey EDA, LRB, Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	3,065	3,434,210
New Jersey EDA, RB, Series A:
Foundation Academy Charter School Project, 5.00%, 07/01/38	190	218,698
Foundation Academy Charter School Project, 5.00%, 07/01/50	495	558,311
Friends of Vineland Public Charter School Projects, 5.25%, 11/01/54(d)(e)	2,235	2,243,314
Provident Group - Rowan Properties LLC, 5.00%, 01/01/35	2,000	2,234,280
Provident Group - Rowan Properties LLC, 5.00%, 01/01/48	2,000	2,178,440
New Jersey EDA, Refunding RB, Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	3,990	4,727,073
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 4.00%, 09/01/28	9,705	10,375,615
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,931,219
Rider University Issue, Series F, 4.00%, 07/01/42	2,365	2,470,999
Rider University Issue, Series F, 5.00%, 07/01/47	2,185	2,469,705

Security	Par (000)	Value

Education (continued)
New Jersey Educational Facilities Authority, Refunding RB:
Montclair State University, Series A, 5.00%, 07/01/39	$15,555	$17,646,836
Montclair State University, Series A, 5.00%, 07/01/44	3,540	4,006,678
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	4,000	4,093,560
Seton Hall University, Series D, 5.00%, 07/01/38	500	557,545
Seton Hall University, Series D, 5.00%, 07/01/43	600	666,906
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	1,145	1,237,997
New Jersey Higher Education Student Assistance Authority, RB, AMT, Student Loan:
Senior Series 1A, 4.00%, 12/01/28	815	858,513
Senior Series 1A, 4.50%, 12/01/28	1,975	2,113,151
Senior Series 1A, 4.00%, 12/01/29	540	567,508
Senior Series 1A, 4.00%, 12/01/29	4,050	4,302,760
Senior Series 1A, 4.50%, 12/01/29	2,475	2,646,839
Senior Series 1A, 4.63%, 12/01/30	2,425	2,600,812
Senior Series 1A, 4.00%, 12/01/31	880	919,706
Senior Series 1A, 4.25%, 12/01/32	1,455	1,550,317
Senior Series 1A, 4.13%, 12/01/35	535	555,908
Senior Series 1A, 4.50%, 12/01/36	1,280	1,368,026
Sub-Series C, 4.00%, 12/01/48	1,760	1,876,037
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	630	675,851
5.50%, 12/01/26	755	811,497
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/42	4,825	5,214,426
5.00%, 07/01/45	7,500	8,636,100
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(a)	1,565	1,753,583

		112,150,536

Health — 13.6%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,245,840
New Jersey EDA, RB, Reunding Cranes Mill Project:
5.00%, 01/01/34	675	780,509

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
5.00%, 01/01/39	$675	$772,268
5.00%, 01/01/49	1,355	1,529,483
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	2,270	2,699,325
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	7,105	7,979,483
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 07/01/21(a)	4,055	4,344,243
AHS Hospital Corp., 6.00%, 07/01/21(a)	4,180	4,512,394
AHS Hospital Corp., 4.00%, 07/01/41	1,600	1,770,672
Catholic Health East Issue, 5.00%, 11/15/20(a)	1,925	1,999,632
Hackensack University Medical Center (AGM), 4.63%, 01/01/20(a)	4,000	4,022,000
Meridian Health System Obligated Group, 5.00%, 07/01/25	1,000	1,096,250
Meridian Health System Obligated Group, 5.00%, 07/01/26	3,720	4,076,041
Princeton Healthcare System, 5.00%, 07/01/34	1,330	1,578,936
Princeton Healthcare System, 5.00%, 07/01/39	1,825	2,148,299
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,865	2,007,020
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,080	3,582,564
St. Barnabas Health Care System, Series A, 5.00%, 07/01/21(a)	3,640	3,869,102
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	4,450	4,775,606
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(a)	4,860	5,215,606
Virtua Health, 5.00%, 07/01/28	3,000	3,428,430

Security	Par (000)	Value

Health (continued)
Virtua Health, 5.00%, 07/01/29	$715	$816,001

		65,249,704

Housing — 6.4%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,389,206
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 05/01/27	2,330	2,365,928
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,842,681
S/F Housing, Series B, 4.50%, 10/01/30	8,300	8,534,724
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series 2, AMT, 4.60%, 11/01/38	3,120	3,253,161
M/F Housing, Series 2, AMT, 4.75%, 11/01/46	3,795	3,911,810
M/F Housing, Series A, 4.00%, 11/01/48	370	393,055
M/F Housing, Series A, 4.10%, 11/01/53	220	233,011
M/F, Series D, AMT, 4.25%, 11/01/37	490	522,967
M/F, Series D, AMT, 4.35%, 11/01/42	1,000	1,058,080
S/F Housing, Series A, 3.75%, 10/01/35	3,905	4,189,870

		30,694,493

State — 23.6%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(b):
0.00%, 11/01/23	15,725	14,747,062
0.00%, 11/01/25	10,000	8,966,000
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,196,450
5.25%, 11/01/21	7,705	8,305,913
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(b)	2,325	2,250,135

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	$535	$652,657
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	4,465	5,311,296
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/24	1,785	2,073,135
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26(c)	1,415	1,774,637
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/26	6,085	7,388,103
School Facilities Construction, Series KK, 5.00%, 03/01/38	325	347,282
Series WW, 5.25%, 06/15/33	380	429,886
Series WW, 5.00%, 06/15/34	5,500	6,132,335
Series WW, 5.00%, 06/15/36	3,115	3,462,478
Series WW, 5.25%, 06/15/40	8,375	9,443,399
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/24	5,000	5,412,050
Cigarette Tax, 5.00%, 06/15/26	1,250	1,350,088
Cigarette Tax, 5.00%, 06/15/28	2,430	2,618,495
Cigarette Tax, 5.00%, 06/15/29	3,195	3,438,523
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 09/01/27	1,000	1,241,100
School Facilities Construction, Series NN, 5.00%, 03/01/29	5,000	5,474,150
Sub Series A, 5.00%, 07/01/33	3,875	4,419,941
Sub Series A, 4.00%, 07/01/34	7,300	7,758,805
Sub-Series A, 4.00%, 07/01/32	5,000	5,334,150

		113,528,070

Tobacco — 3.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,960	2,278,324
Sub-Series B, 5.00%, 06/01/46	13,815	15,262,812

		17,541,136

Transportation — 35.5%
Delaware River Port Authority, RB:
5.00%, 01/01/29	2,000	2,291,780
5.00%, 01/01/37	8,830	10,013,661
Series D (AGM), 5.00%, 01/01/20(a)	5,200	5,231,460
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM), 3.00%, 09/01/39	2,500	2,578,600
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,730	8,691,999
5.13%, 01/01/34	2,290	2,566,518

Security	Par (000)	Value

Transportation (continued)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/35	$1,440	$1,731,485
Series E, 5.00%, 01/01/45	8,000	9,167,040
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 01/01/29	4,000	5,267,920
Series A (AGM), 5.25%, 01/01/30	4,000	5,346,400
Series A (BHAC), 5.25%, 01/01/29	500	658,490
Series B, 5.00%, 01/01/34	2,300	2,820,582
Series G, 5.00%, 01/01/36	5,000	6,097,900
Series G, 4.00%, 01/01/43	3,320	3,677,896
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	6,000	3,564,540
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(b)	8,800	6,114,592
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(b)	4,160	2,471,414
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(b)	7,210	4,093,982
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,250	2,623,770
Series BB, 4.00%, 06/15/50	3,325	3,455,739
Transportation Program, Series AA, 5.00%, 06/15/33	3,000	3,211,230
Transportation Program, Series AA, 5.25%, 06/15/33	5,690	6,311,007
Transportation Program, Series AA, 5.25%, 06/15/34	1,305	1,473,919
Transportation Program, Series AA, 5.00%, 06/15/38	2,340	2,559,515
Transportation System, Series A, 6.00%, 06/15/35	6,365	6,742,572
Transportation System, Series A, 5.00%, 06/15/42	5,000	5,319,400
Transportation System, Series A (NPFGC), 5.75%, 06/15/24	1,205	1,424,599
Transportation System, Series B, 5.25%, 06/15/36	2,500	2,619,325
Transportation System, Series D, 5.00%, 06/15/32	3,300	3,670,194

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	$6,730	$7,815,482
Transportation System, 5.00%, 12/15/32	4,285	5,030,804
Transportation System, 5.00%, 12/15/35	2,435	2,832,757
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	5,740	6,941,669
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,191,790
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,099,570
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,166,600
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,520,323
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,718,472
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	4,127,014
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	3,000	3,498,180
5.00%, 01/01/48	1,500	1,722,600

		170,462,790

Utilities — 6.4%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,003,540
New Jersey EDA, Refunding RB:
New Jersey Natural Gas Company Project, 3.38%, 04/01/38	2,230	2,294,826
New Jersey Natural Gas Company Project, 3.50%, 04/01/42	1,675	1,725,485
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,213,958
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(b):
0.00%, 09/01/26	4,100	3,638,914
0.00%, 09/01/28	6,600	5,525,388
0.00%, 09/01/29	9,650	7,796,717

Security	Par (000)	Value

Utilities (continued)
0.00%, 09/01/33	$2,350	$1,645,188

		30,844,016

Total Municipal Bonds in New Jersey		631,976,467

Puerto Rico — 3.4%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,907	1,966,842
Series A-1, 5.00%, 07/01/58	3,301	3,454,695
Series A-2, 4.33%, 07/01/40	8,500	8,612,370
Series A-2, 4.78%, 07/01/58	740	761,630
Series B-1, 4.75%, 07/01/53	638	657,497
Series B-2, 4.78%, 07/01/58	618	634,247

Total Municipal Bonds in Puerto Rico		16,087,281

Total Municipal Bonds — 135.0% (Cost — $595,571,828)		648,063,748

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 27.8%

New Jersey — 27.8%

Corporate — 3.9%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT, Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	17,300	18,605,458

County/City/Special District/School District — 1.6%
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT, County Deficiency Agreement, 5.00%, 06/15/41	7,573	7,993,250

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 2.3%
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(a)	$10,000	$11,067,000

Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	6,133	6,655,782

State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,644,402
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(g)	6,698	7,333,359

		22,977,761

Transportation — 9.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	3,120	3,704,813
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(a)(g)	9,300	10,235,673
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,661	2,787,605
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
163rd Series, 5.00%, 07/15/39	15,545	15,924,288
169th Series, 5.00%, 10/15/41	10,000	10,599,800

		43,252,179

Security	Par (000)	Value

Utilities — 4.8%
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project, AMT(g):
3.00%, 08/01/41	$9,749	$9,411,052
3.00%, 08/01/43	14,021	13,534,997

		22,946,049

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.8% (Cost — $126,828,027)		133,497,479

Total Long-Term Investments — 162.8% (Cost — $722,399,855)		781,561,227

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(h)(i)	613,163	613,224

Total Short-Term Securities — 0.1% (Cost — $613,224)		613,224

Total Investments — 162.9% (Cost — $723,013,079)		782,174,451

Other Assets Less Liabilities — 1.4%		6,611,311

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9)%		(71,527,125)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.4)%		(237,100,000)

Net Assets Applicable to Common Shares — 100.0%		$480,158,637

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	When-issued security.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between July 01, 2020 to February 01, 2037, is $24,100,690.

(h)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(i)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,382,612	(1,769,449)	613,163	$613,224	$1,256	$(97)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	87	12/19/19	$11,336	$17,506
Long U.S. Treasury Bond	93	12/19/19	15,008	64,296
5-Year U.S. Treasury Note	52	12/31/19	6,199	10,658

				$92,460

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$781,561,227	$—	$781,561,227
Short-Term Securities	613,224	—	—	613,224

	$613,224	$781,561,227	$—	$782,174,451

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$92,460	$—	$—	$92,460

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(71,299,741)	$—	$(71,299,741)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(308,399,741)	$—	$(308,399,741)

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